PREPAID DEPOSITS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Prepaid Deposits
SCHEDULE OF PREPAID DEPOSITS

Prepaid deposits consisted of the following:

	June 30, 2021	March 31, 2021
Prepaid rent	$5,759	$5,759
Prepaid automobile lease payment	1,228	-
Prepaid cards inventory	49,313	49,313
Prepaid Business Identification Number	100,000	100,000
Total	$156,300	$155,072

Prepaid deposits consisted of the following:

	March 31, 2021	March 31, 2020
Prepaid rent	$5,759	$8,700
Prepaid cards inventory	49,313	-
Prepaid Business Identification Number	100,000	-
Total	$155,072	$8,700